Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 47,199,860	$ 45,206,271	$ 140,025,232	$ 178,332,280
Voyage expenses	(23,100,685)	(16,830,964)	(63,985,687)	(61,365,121)
Vessel operating expenses	(15,511,136)	(16,124,919)	(45,091,468)	(46,124,309)
Charter hire costs	(2,281,452)	(155,550)	(4,845,334)	(155,550)
Depreciation	(7,978,252)	(8,117,971)	(23,693,915)	(23,918,364)
Amortization of deferred drydock expenditures	(1,134,332)	(1,708,215)	(3,884,365)	(4,485,885)
General and administrative expenses
Corporate	(4,293,560)	(4,116,490)	(12,730,427)	(12,054,616)
Commercial and chartering	(750,472)	(791,220)	(2,197,189)	(2,546,319)
Unrealized (losses) / gains on derivatives	(25,394)	11,289	54,655	(88,003)
Interest expense and finance costs	(4,383,322)	(4,023,165)	(12,471,055)	(14,252,270)
Interest income	9,000	37,652	38,991	255,842
(Loss) / Income before taxes	(12,249,745)	(6,613,282)	(28,780,562)	13,597,685
Income tax	(44,792)	(19,715)	(136,006)	(128,478)
Net (loss) / income	(12,294,537)	(6,632,997)	(28,916,568)	13,469,207
Preferred dividend	(535,616)	0	(617,123)	0
Net (loss) / income attributable to common stockholders	$ (12,830,153)	$ (6,632,997)	$ (29,533,691)	$ 13,469,207
(Loss) / Earnings per share, basic	$ (0.37)	$ (0.20)	$ (0.88)	$ 0.41
Weighted average number of shares outstanding, basic	34,363,884	33,285,255	33,720,853	33,243,493
(Loss) / Earnings per share, diluted	$ (0.37)	$ (0.20)	$ (0.88)	$ 0.40
Weighted average number of shares outstanding, diluted	34,363,884	33,285,255	33,720,853	33,426,412